Subordinated indebtedness - Additional Information (Detail) - CAD ($) $ in Billions	Apr. 21, 2021	Jan. 26, 2021
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount		$ 1.0
Interest rate		3.42%
Borrowings maturity		January 26, 2026
Debentures terms of interest payment		the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest
April 21 2031 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount	$ 1.0
Interest rate	1.96%
Borrowings maturity	April 21, 2031
Fixed interest rate till april 21 2026 [member] | April 21 2031 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Interest rate	1.96%
Borrowings, interest rate basis	fixed rate of 1.96% per annum
Interest periodic payment	semi-annually
Three month CDOR term [member] | April 21 2031 [member]
Disclosure Of Subordinated Indebtedness [Line Items]
Interest rate	0.56%
Borrowings, interest rate basis	three-month CDOR plus 0.56% per annum
Interest periodic payment	quarterly